Note 18 - Fair Value Disclosure Measurements - Estimated Fair Value of the Company's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets:
Investment securities available for sale	$ 95,283	$ 114,376
Reported Value Measurement [Member]
Financial assets:
Cash and cash equivalents	39,886	32,495
Investment securities available for sale	95,283	114,376
Loans held for sale	463	634
Net loans	916,023	602,542
Bank-owned life insurance	15,652	13,540
Federal Home Loan Bank stock	3,589	2,204
Accrued interest receivable	3,288	2,426
Financial liabilities:
Deposits	878,194	629,934
Short-term borrowings	74,707	68,359
Other borrowings	29,065	9,437
Accrued interest payable	578	395
Estimate of Fair Value Measurement [Member]
Financial assets:
Cash and cash equivalents	39,886	32,495
Investment securities available for sale	95,283	114,376
Loans held for sale	463	634
Net loans	913,323	604,447
Bank-owned life insurance	15,652	13,540
Federal Home Loan Bank stock	3,589	2,204
Accrued interest receivable	3,288	2,426
Financial liabilities:
Deposits	877,227	630,371
Short-term borrowings	74,707	68,359
Other borrowings	29,069	9,512
Accrued interest payable	578	395
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	39,886	32,495
Investment securities available for sale
Loans held for sale
Net loans
Bank-owned life insurance	15,652	13,540
Federal Home Loan Bank stock	3,589	2,204
Accrued interest receivable	3,288	2,426
Financial liabilities:
Deposits	635,207	440,500
Short-term borrowings	74,707	68,359
Other borrowings
Accrued interest payable	578	395
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets:
Cash and cash equivalents
Investment securities available for sale	95,283	114,376
Loans held for sale	463	634
Net loans
Bank-owned life insurance
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities:
Deposits
Short-term borrowings
Other borrowings
Accrued interest payable
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets:
Cash and cash equivalents
Investment securities available for sale
Loans held for sale
Net loans	913,323	604,447
Bank-owned life insurance
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities:
Deposits	242,020	189,871
Short-term borrowings
Other borrowings	29,069	9,512
Accrued interest payable